Pioneer Global Multisector Income Fund

Schedule of Investments | January 31, 2020

Ticker Symbols:
Class A Class C Class Y	PGABX PGCBX PGYBX

Schedule of Investments | 1/31/20 (unaudited)

	Shares					Value
			UNAFFILIATED ISSUERS - 94.9%
		CONVERTIBLE PREFERRED STOCK - 0.8% of Net Assets
			Banks - 0.8%
	198(a)		Wells Fargo & Co., 7.5%			$306,021
			Total Banks			$306,021
			TOTAL CONVERTIBLE PREFERRED STOCK
			(Cost $275,401)			$306,021
	Principal Amount USD ($)					Value
		ASSET BACKED SECURITIES - 0.4% of Net Assets
	69,125		Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)			$72,109
	100,000		Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)			102,322
			TOTAL ASSET BACKED SECURITIES
			(Cost $169,124)			$174,431
		COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6% of Net Assets
	235(b)		Alternative Loan Trust, Series 2003-14T1, Class A9, 2.111% (1 Month USD LIBOR + 45 bps), 8/25/18			$235
	80,000		BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60			86,364
	50,000(c)		BANK, Series 2017-BNK8, Class B, 4.064%, 11/15/50			54,370
	47,517(d)(e)		Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37 (144A)			—
	150,000		Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51			165,446
	200,000		Benchmark Mortgage Trust, Series 2018-B6, Class A3, 3.995%, 10/10/51			227,038
	100,000		BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)			107,409
	2,084(c)		CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 4.165%, 12/25/33			2,079
	100,000(c)		Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47			109,410
	75,000(c)		Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47			80,722
	100,000		Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48			105,531
	250,000		Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)			234,390
	100,000(c)		COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)			100,037
	100,000(c)		COMM Mortgage Trust, Series 2015-CR25, Class B, 4.691%, 8/10/48			110,008
	237,206		COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49			250,849
	50,000(c)		CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.729%, 11/15/48			54,231
	3,456		Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29			3,623
	100,000		Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)			103,557
	45,000(c)		FREMF Mortgage Trust, Series 2010-K9, Class B, 5.375%, 9/25/45 (144A)			45,592
	50,000(c)		FREMF Mortgage Trust, Series 2015-K51, Class B, 4.089%, 10/25/48 (144A)			53,230
	18,491		Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35			19,417
	15,169		Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39			16,776
	187,053		Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49			188,105
	100,000(b)		GS Mortgage Securities Corp. Trust , Series 2020-DUNE, Class E, 4.2% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)			100,000
	90,375(b)		IMT Trust, Series 2017-APTS, Class BFL, 2.626% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)			90,320
	33,364(b)		Interstar Millennium Trust, Series 2003-3G, Class A2, 2.447% (3 Month USD LIBOR + 50 bps), 9/27/35			32,505
	50,000(c)		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.376%, 4/15/48 (144A)			48,870
	105,000		Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)			98,776
	68(b)		RALI Trust, Series 2002-QS16, Class A2, 2.211% (1 Month USD LIBOR + 55 bps), 10/25/17			68
	181,083(c)		Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43			179,952
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $2,557,492)			$2,668,910
		CORPORATE BONDS - 39.2% of Net Assets
			Aerospace/Defense - 0.1%
	40,000		United Technologies Corp., 4.125%, 11/16/28			$46,044
			Total Aerospace/Defense			$46,044
			Agriculture - 1.1%
EUR	160,000		Altria Group, Inc., 3.125%, 6/15/31			$201,322
EUR	100,000		BAT Capital Corp., 1.125%, 11/16/23			114,302
EUR	100,000		Imperial Brands Finance Plc, 2.25%, 2/26/21			112,896
			Total Agriculture			$428,520
			Auto Manufacturers - 0.5%
	110,000		Ford Motor Co., 4.346%, 12/8/26			$114,498
	Principal Amount USD ($)					Value
			Auto Manufacturers - (continued)
	90,000		General Motors Co., 6.6%, 4/1/36			$109,501
			Total Auto Manufacturers			$223,999
			Banks - 10.7%
	200,000		Access Bank Plc, 10.5%, 10/19/21 (144A)			$221,300
	60,000(a)(c)		Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)			60,000
EUR	200,000(c)		Barclays Plc, 2.625% (5 Year EUR Swap Rate + 245 bps), 11/11/25			225,455
EUR	150,000		BNP Paribas SA, 2.375%, 2/17/25			181,176
EUR	200,000		BPCE SA, 2.875%, 4/22/26			253,460
	85,000(a)(c)		Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)			86,594
	75,000		Cooperatieve Rabobank UA, 3.875%, 2/8/22			78,251
	200,000(a)(c)		Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)			202,000
	200,000(a)(c)		Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)			215,750
EUR	200,000(a)(c)		Erste Group Bank AG, 8.875% (5 Year EUR Swap Rate + 902 bps)			251,487
	150,000		Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)			149,250
EUR	100,000		Goldman Sachs Group, Inc., 1.625%, 7/27/26			119,391
	105,000(c)		Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29			118,452
EUR	100,000		HSBC Holdings Plc, 0.875%, 9/6/24			114,319
EUR	200,000(c)		ING Groep NV, 3.0% (5 Year EUR Swap Rate + 285 bps), 4/11/28			239,399
EUR	200,000(a)(c)		Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)			275,512
	126,000(a)(c)		JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)			128,419
	128,000(a)(c)		JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)			133,888
EUR	200,000(a)(c)		Lloyds Banking Group Plc, 6.375% (5 Year EUR Swap Rate + 529 bps)			225,898
EUR	100,000(b)		Mediobanca Banca di Credito Finanziario S.p.A., 0.401% (3 Month EURIBOR + 80 bps), 5/18/22			111,413
EUR	100,000		Nykredit Realkredit AS, 0.75%, 7/14/21			112,095
	200,000		QNB Finansbank AS, 4.875%, 5/19/22 (144A)			204,488
	200,000(a)(c)		Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)			212,960
EUR	200,000		UBS Group AG, 1.75%, 11/16/22			232,638
	200,000(a)(c)		UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)			220,222
			Total Banks			$4,373,817
			Beverages - 0.7%
	115,000		Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49			$156,901
	100,000		Bacardi, Ltd., 5.3%, 5/15/48 (144A)			123,033
			Total Beverages			$279,934
			Biotechnology - 0.1%
	23,000		Biogen, Inc., 5.2%, 9/15/45			$28,578
			Total Biotechnology			$28,578
			Building Materials - 0.9%
EUR	100,000		Buzzi Unicem S.p.A., 2.125%, 4/28/23			$117,256
EUR	100,000		HeidelbergCement AG, 2.25%, 6/3/24			120,327
EUR	100,000		Holcim Finance Luxembourg SA, 2.25%, 5/26/28			125,195
			Total Building Materials			$362,778
			Chemicals - 0.4%
EUR	100,000		Arkema SA, 1.5%, 1/20/25			$118,790
	28,000		CF Industries, Inc., 5.375%, 3/15/44			31,494
	17,000		NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)			17,298
			Total Chemicals			$167,582
			Commercial Services - 0.3%
EUR	100,000		Brisa Concessao Rodoviaria SA, 2.0%, 3/22/23			$117,137
			Total Commercial Services			$117,137
			Diversified Financial Services - 0.3%
	125,000		Capital One Financial Corp., 4.25%, 4/30/25			$137,905
			Total Diversified Financial Services			$137,905
			Electric - 2.2%
GBP	125,000		Cadent Finance Plc, 2.125%, 9/22/28			$172,490
EUR	100,000		Coentreprise de Transport d'Electricite SA, 0.875%, 9/29/24			115,203
	79,000(a)(c)		Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)			81,952
EUR	100,000		EDP Finance BV, 1.875%, 9/29/23			118,387
GBP	75,000		innogy Finance BV, 5.625%, 12/6/23			115,852
	31,000		New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)			30,754
	85,000		NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27			92,036
	65,000		Sempra Energy, 3.4%, 2/1/28			68,955
	95,000		Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)			95,438
			Total Electric			$891,067
			Electrical Components & Equipment - 0.6%
EUR	100,000		Belden, Inc., 2.875%, 9/15/25 (144A)			$113,032
EUR	100,000		Legrand SA, 1.875%, 7/6/32			130,487
			Total Electrical Components & Equipment			$243,519
			Electronics - 0.6%
	41,000		Amphenol Corp., 3.2%, 4/1/24			$42,995
	63,000		Amphenol Corp., 4.35%, 6/1/29			71,723
	115,000		Flex, Ltd., 4.875%, 6/15/29			128,607
			Total Electronics			$243,325
			Engineering & Construction - 0.3%
EUR	100,000(a)(c)		Ferrovial Netherlands BV, 2.124% (5 Year EUR Swap Rate + 213 bps)			$110,127
			Total Engineering & Construction			$110,127
			Forest Products & Paper - 0.2%
	50,000		International Paper Co., 4.8%, 6/15/44			$56,769
	Principal Amount USD ($)					Value
			Forest Products & Paper - (continued)
	5,000		International Paper Co., 6.0%, 11/15/41			$6,475
	37,000		International Paper Co., 7.3%, 11/15/39			53,652
			Total Forest Products & Paper			$116,896
			Gas - 0.3%
	15,000		Boston Gas Co., 3.15%, 8/1/27 (144A)			$15,916
	75,540		Nakilat, Inc., 6.267%, 12/31/33 (144A)			90,270
			Total Gas			$106,186
			Healthcare-Products - 0.1%
	24,000		Abbott Laboratories, 3.75%, 11/30/26			$26,644
			Total Healthcare-Products			$26,644
			Healthcare-Services - 0.4%
	38,000		Anthem, Inc., 3.35%, 12/1/24			$40,147
	40,000		Anthem, Inc., 3.65%, 12/1/27			43,182
	6,000		Anthem, Inc., 4.101%, 3/1/28			6,633
	80,000		Humana, Inc., 3.95%, 3/15/27			87,538
			Total Healthcare-Services			$177,500
			Insurance - 3.8%
EUR	100,000(a)(c)		Allianz SE, 3.375% (10 Year EUAMDB + 320 bps)			$122,751
EUR	200,000		Assicurazioni Generali S.p.A., 4.125%, 5/4/26			259,159
EUR	100,000(c)		Aviva Plc, 6.125% (5 Year EUR Swap Rate + 513 bps), 7/5/43			130,373
EUR	100,000(a)(c)		AXA SA, 3.875% (11 Year EUR Swap Rate + 325 bps)			125,834
	60,000		AXA SA, 8.6%, 12/15/30			88,942
	25,000		CNO Financial Group, Inc., 5.25%, 5/30/29			28,188
EUR	100,000(c)		CNP Assurances, 6.0% (3 Month EURIBOR + 447 bps), 9/14/40			114,629
	20,000(c)		Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)			23,648
	100,000(c)		Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)			105,661
	100,000		Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)			152,408
EUR	100,000(c)		Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 6.25% (3 Month EURIBOR + 495 bps), 5/26/42			126,463
EUR	100,000(a)(c)		NN Group NV, 4.375% (3 Month EURIBOR + 390 bps)			123,612
	100,000		Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)			128,033
	13,000		Willis North America, Inc., 2.95%, 9/15/29			13,269
			Total Insurance			$1,542,970
			Internet - 0.7%
	125,000		Booking Holdings, Inc., 3.55%, 3/15/28			$136,397
	68,000		Expedia Group, Inc., 3.25%, 2/15/30 (144A)			66,842
	50,000		Expedia Group, Inc., 3.8%, 2/15/28			51,861
			Total Internet			$255,100
			Iron & Steel - 0.0%†
	12,000		Steel Dynamics, Inc., 3.45%, 4/15/30			$12,370
			Total Iron & Steel			$12,370
			Lodging - 0.3%
EUR	100,000		Accor SA, 1.25%, 1/25/24			$115,597
			Total Lodging			$115,597
			Media - 1.3%
	60,000		Comcast Corp., 4.15%, 10/15/28			$68,829
	200,000		CSC Holdings LLC, 5.375%, 2/1/28 (144A)			212,000
	100,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)			93,500
EUR	150,000		Sky, Ltd., 1.5%, 9/15/21			170,807
			Total Media			$545,136
			Mining - 0.4%
EUR	100,000		Anglo American Capital Plc, 3.25%, 4/3/23			$121,557
	32,000		Freeport-McMoRan, Inc., 5.45%, 3/15/43			32,640
			Total Mining			$154,197
			Multi-National - 1.2%
	200,000		African Export-Import Bank, 3.994%, 9/21/29 (144A)			$208,594
	200,000		Banque Ouest Africaine de Developpment, 4.7%, 10/22/31 (144A)			209,524
IDR	1,160,000,000		Inter-American Development Bank, 7.875%, 3/14/23			90,167
			Total Multi-National			$508,285
			Oil & Gas - 1.7%
	40,000		Apache Corp., 4.25%, 1/15/30			$42,073
	65,000		Apache Corp., 4.375%, 10/15/28			68,901
	45,000		Cenovus Energy, Inc., 6.75%, 11/15/39			56,641
	25,000		EQT Corp., 6.125%, 2/1/25			22,699
	80,000		Marathon Petroleum Corp., 5.375%, 10/1/22			80,810
	22,000		Noble Energy, Inc., 5.25%, 11/15/43			24,438
	39,000		Petroleos Mexicanos, 5.35%, 2/12/28			39,353
EUR	200,000(c)		Repsol International Finance BV, 4.5% (EUR Swap Rate + 420 bps), 3/25/75			253,039
	29,000		Valero Energy Corp., 6.625%, 6/15/37			39,144
ARS	2,154,200		YPF SA, 16.5%, 5/9/22 (144A)			18,946
			Total Oil & Gas			$646,044
			Pharmaceuticals - 1.1%
	62,000		AbbVie, Inc., 4.05%, 11/21/39 (144A)			$67,461
EUR	100,000		Bausch Health Cos., Inc., 4.5%, 5/15/23			111,518
	15,000		Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)			15,187
	10,000		Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)			10,188
	45,000		Cigna Corp., 4.375%, 10/15/28			50,736
	Principal Amount USD ($)					Value
			Pharmaceuticals - (continued)
	10,988		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)			$12,810
	200,000		Perrigo Finance Unlimited Co., 3.9%, 12/15/24			210,822
			Total Pharmaceuticals			$478,722
			Pipelines - 3.2%
	19,000		Cameron LNG LLC, 3.302%, 1/15/35 (144A)			$20,043
	51,000		Cameron LNG LLC, 3.402%, 1/15/38 (144A)			53,635
	40,000		Cheniere Energy Partners LP, 5.25%, 10/1/25			41,200
	100,000		Enable Midstream Partners LP, 4.4%, 3/15/27			100,764
	75,000		Enable Midstream Partners LP, 4.95%, 5/15/28			77,355
	100,000		Energy Transfer Operating LP, 5.875%, 1/15/24			111,580
	50,000		Energy Transfer Operating LP, 6.0%, 6/15/48			57,604
	10,000		Energy Transfer Operating LP, 6.125%, 12/15/45			11,560
	110,000(a)(c)		Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)			112,475
	155,000		EnLink Midstream Partners LP, 5.45%, 6/1/47			122,450
	39,000		EnLink Midstream Partners LP, 5.6%, 4/1/44			30,615
	125,000		MPLX LP, 4.875%, 12/1/24			137,564
	125,000		Phillips 66 Partners LP, 3.75%, 3/1/28			132,922
	60,000		Sabine Pass Liquefaction LLC, 5.0%, 3/15/27			66,910
	60,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42			68,974
	90,000		Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)			94,146
	57,000		Williams Cos., Inc., 5.75%, 6/24/44			67,803
	13,000		Williams Cos., Inc., 7.75%, 6/15/31			17,184
			Total Pipelines			$1,324,784
			Real Estate - 0.9%
EUR	100,000		Akelius Residential Property AB, 1.125%, 3/14/24			$114,533
EUR	100,000		Annington Funding Plc, 1.65%, 7/12/24			116,391
EUR	100,000(a)(c)		ATF Netherlands BV, 3.75% (5 Year EUR Swap Rate + 438 bps)			118,065
			Total Real Estate			$348,989
			REITs - 1.9%
	23,000		Alexandria Real Estate Equities, Inc., 4.3%, 1/15/26			$25,617
EUR	200,000		GELF Bond Issuer I SA, 0.875%, 10/20/22			225,956
	30,000		GLP Capital LP/GLP Financing II, Inc., 4.0%, 1/15/30			31,662
	60,000		Healthcare Trust of America Holdings LP, 3.75%, 7/1/27			64,893
	35,000		Highwoods Realty LP, 3.625%, 1/15/23			36,386
	140,000		iStar, Inc., 4.25%, 8/1/25			140,700
EUR	100,000		Merlin Properties Socimi SA, 2.225%, 4/25/23			117,666
	43,000		MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29			44,935
	50,000		SBA Tower Trust, 2.877%, 7/9/21 (144A)			50,319
	27,000		UDR, Inc., 4.0%, 10/1/25			29,628
			Total REITs			$767,762
			Savings & Loans - 0.3%
EUR	100,000		Leeds Building Society, 1.375%, 5/5/22			$114,274
			Total Savings & Loans			$114,274
			Software - 0.3%
EUR	100,000		IQVIA, Inc., 2.875%, 9/15/25 (144A)			$112,954
			Total Software			$112,954
			Sovereign - 0.3%
	200,000(f)		Ecuador Social Bond S.a.r.l, 1/30/35 (144A)			$130,000
			Total Sovereign			$130,000
			Telecommunications - 1.7%
	200,000		Digicel, Ltd., 6.0%, 4/15/21 (144A)			$158,500
	40,000		Frontier Communications Corp., 7.125%, 1/15/23			18,800
GBP	100,000		Koninklijke KPN NV, 5.0%, 11/18/26			154,960
EUR	125,000(a)(c)		Orange SA, 5.0% (5 Year EUR Swap Rate + 399 bps)			168,647
	36,000		Sprint Corp., 7.25%, 9/15/21			37,755
EUR	100,000		Telekom Finanzmanagement GmbH, 3.5%, 7/4/23			124,067
			Total Telecommunications			$662,729
			Transportation - 0.0%†
	15,000		Union Pacific Corp., 3.75%, 2/5/70			$15,306
			Total Transportation			$15,306
			Water - 0.3%
EUR	100,000		FCC Aqualia SA, 1.413%, 6/8/22			$113,639
			Total Water			$113,639
			TOTAL CORPORATE BONDS
			(Cost $15,522,489)			$15,930,416
		FOREIGN GOVERNMENT BONDS - 23.6% of Net Assets
			Angola - 0.5%
	200,000		Angolan Government International Bond, 8.25%, 5/9/28 (144A)			$215,398
			Total Angola			$215,398
			Argentina - 1.0%
	100,000		Argentine Republic Government International Bond, 6.875%, 1/26/27			$45,050
	300,000		Argentine Republic Government International Bond, 7.5%, 4/22/26			136,650
	250,000		Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)			223,125
			Total Argentina			$404,825
			Austria - 0.2%
EUR	50,000		Republic of Austria Government Bond, 4.15%, 3/15/37 (144A)			$93,860
			Total Austria			$93,860
	Principal Amount USD ($)					Value
			Bahrain - 0.6%
	200,000		Bahrain Government International Bond, 7.0%, 10/12/28 (144A)			$235,758
			Total Bahrain			$235,758
			Dominican Republic - 0.4%
DOP	8,000,000		Dominican Republic International Bond, 8.9%, 2/15/23 (144A)			$149,976
			Total Dominican Republic			$149,976
			Egypt - 2.0%
EGP	1,754,000		Egypt Government Bond, 15.7%, 11/7/27			$120,592
EGP	1,130,000		Egypt Government Bond, 16.1%, 5/7/29			79,788
	269,000		Egypt Government International Bond, 7.6%, 3/1/29 (144A)			301,092
EGP	3,875,000(f)		Egypt Treasury Bills, 2/4/20			244,914
EGP	1,050,000(f)		Egypt Treasury Bills, 3/3/20			65,780
			Total Egypt			$812,166
			Gabon - 0.5%
	200,000		Gabon Government International Bond, 6.625%, 2/12/31 (144A)			$201,241
			Total Gabon			$201,241
			Indonesia - 0.7%
IDR	3,744,000,000		Indonesia Treasury Bond, 6.125%, 5/15/28			$264,041
			Total Indonesia			$264,041
			Ivory Coast - 0.3%
EUR	110,000		Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)			$129,089
			Total Ivory Coast			$129,089
			Japan - 4.6%
JPY	75,000,000		Japan Government Thirty Year Bond, 0.8%, 12/20/47			$774,729
JPY	110,000,000		Japan Government Twenty Year Bond, 0.6%, 12/20/37			1,088,519
			Total Japan			$1,863,248
			Kenya - 0.5%
	200,000		Kenya Government International Bond, 7.25%, 2/28/28 (144A)			$215,894
			Total Kenya			$215,894
			Mexico - 1.7%
MXN	300,000		Mexican Bonos, 7.5%, 6/3/27			$16,705
MXN	8,955,000		Mexican Bonos, 8.0%, 12/7/23			496,629
MXN	3,700,521		Mexican Udibonos, 2.0%, 6/9/22			189,747
			Total Mexico			$703,081
			Oman - 0.5%
	200,000		Oman Government International Bond, 5.625%, 1/17/28 (144A)			$206,899
			Total Oman			$206,899
			Portugal - 0.3%
EUR	100,000		Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23 (144A)			$132,686
			Total Portugal			$132,686
			Russia - 0.8%
RUB	17,256,000		Russian Federal Bond - OFZ, 8.15%, 2/3/27			$303,054
			Total Russia			$303,054
			Senegal - 0.5%
	200,000		Senegal Government International Bond, 6.25%, 5/23/33 (144A)			$213,274
			Total Senegal			$213,274
			Sri Lanka - 0.6%
	220,000		Sri Lanka Government International Bond, 7.55%, 3/28/30 (144A)			$217,979
			Total Sri Lanka			$217,979
			Sweden - 0.7%
SEK	2,300,000		Sweden Government Bond, 2.5%, 5/12/25			$274,385
			Total Sweden			$274,385
			Turkey - 1.1%
	250,000		Turkey Government International Bond, 3.25%, 3/23/23			$247,426
	200,000		Turkey Government International Bond, 5.6%, 11/14/24			210,560
			Total Turkey			$457,986
			Ukraine - 0.9%
EUR	115,000		Ukraine Government International Bond, 4.375%, 1/27/30 (144A)			$126,465
	200,000		Ukraine Government International Bond, 8.994%, 2/1/24 (144A)			229,250
			Total Ukraine			$355,715
			United Kingdom - 4.6%
GBP	475,000		United Kingdom Gilt, 0.5%, 7/22/22			$628,155
GBP	450,000		United Kingdom Gilt, 3.5%, 1/22/45			917,314
GBP	150,000		United Kingdom Gilt, 4.25%, 9/7/39			315,368
			Total United Kingdom			$1,860,837
			Uruguay - 0.6%
UYU	9,771,000		Uruguay Government International Bond, 9.875%, 6/20/22 (144A)			$258,323
			Total Uruguay			$258,323
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $9,256,826)			$9,569,715
	Face Amount USD ($)					Value
		INSURANCE-LINKED SECURITIES - 0.1% of Net Assets(g)
			Reinsurance Sidecars - 0.1%
			Multiperil - Worldwide - 0.1%
	30,000+(h)(i)		Lorenz Re 2018, 7/1/21			$3,045
	Face Amount USD ($)					Value
			Multiperil - Worldwide - (continued)
	30,000+(j)		Pangaea Re 2015-2, 5/29/20			$45
	30,000+(j)		Pangaea Re 2016-1, 11/30/20			67
	50,000+(i)(j)		Pangaea Re 2017-1, 11/30/21			805
	50,000+(i)(j)		Pangaea Re 2018-1, 12/31/21			2,940
	40,962+(i)(j)		Pangaea Re 2019-1, 2/1/23			853
	40,532+(i)(j)		Pangaea Re 2020-1, 2/1/24			40,815
			Total Reinsurance Sidecars			$48,570
			TOTAL INSURANCE-LINKED SECURITIES
			(Cost $70,747)			$48,570
	Principal Amount USD ($)					Value
		MUNICIPAL BONDS - 0.1% of Net Assets(k)
			Municipal General - 0.1%
	30,000		Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32			$33,066
			Total Municipal General			$33,066
			Municipal Higher Education - 0.0%†
	15,000		Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40			$22,345
			Total Municipal Higher Education			$22,345
			TOTAL MUNICIPAL BONDS
			(Cost $50,680)			$55,411
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.4% of Net Assets*(b)
			Automobile - 0.4%
	74,298		American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.92% (LIBOR + 225 bps), 4/6/24			$74,396
	66,830		CWGS Group LLC, Term Loan, 4.484% (LIBOR + 275 bps), 11/8/23			63,739
			Total Automobile			$138,135
			Broadcasting & Entertainment - 0.2%
	98,228		Sinclair Television Group, Inc., Tranche B Term Loan, 3.9% (LIBOR + 225 bps), 1/3/24			$98,677
			Total Broadcasting & Entertainment			$98,677
			Chemicals, Plastics & Rubber - 0.3%
	85,904		Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 3.695% (LIBOR + 175 bps), 6/1/24			$86,003
	37,391		PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.277% (LIBOR + 250 bps), 2/8/25			37,551
			Total Chemicals, Plastics & Rubber			$123,554
			Computers & Electronics - 0.4%
	25,693		Energy Acquisition LP, (aka Electrical Components International), First Lien Initial Term Loan, 6.195% (LIBOR + 425 bps), 6/26/25			$24,119
	122,813		Iron Mountain Information Management LLC, Incremental Term B Loan, 3.395% (LIBOR + 175 bps), 1/2/26			122,710
	57,489		Microchip Technology, Inc., Initial Term Loan, 3.65% (LIBOR + 200 bps), 5/29/25			57,791
			Total Computers & Electronics			$204,620
			Diversified & Conglomerate Service - 0.6%
	59,708		ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-3 Loan, 3.395% (LIBOR + 175 bps), 4/2/25			$60,205
	18,717		Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.145% (LIBOR + 250 bps), 3/1/24			18,756
	49,145		DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 4.645% (LIBOR + 300 bps), 2/3/25			48,869
	49,128		NVA Holdings, Inc., First Lien Term B-3 Loan, 6.5% (PRIME + 175 bps), 2/2/25			49,178
	73,875		West Corp., Incremental Term B-1 Loan, 5.145% (LIBOR + 350 bps), 10/10/24			62,886
			Total Diversified & Conglomerate Service			$239,894
			Electric & Electrical - 0.0%†
	7,858		Rackspace Hosting, Inc., First Lien Term B Loan, 4.902% (LIBOR + 300 bps), 11/3/23			$7,583
			Total Electric & Electrical			$7,583
			Electronics - 0.1%
	49,125		Scientific Games International, Inc., Initial Term B-5 Loan, 4.395% (LIBOR + 275 bps), 8/14/24			$49,176
			Total Electronics			$49,176
			Environmental Services - 0.2%
	98,527		GFL Environmental, Inc., Effective Date Incremental Term Loan, 4.645% (LIBOR + 300 bps), 5/30/25			$98,564
			Total Environmental Services			$98,564
			Financial Services - 0.1%
	45,985		RPI Finance Trust, Initial Term Loan B-6, 3.645% (LIBOR + 200 bps), 3/27/23			$46,129
			Total Financial Services			$46,129
			Healthcare & Pharmaceuticals - 0.2%
	97,500		Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.938% (LIBOR + 425 bps), 4/29/24			$94,502
			Total Healthcare & Pharmaceuticals			$94,502
			Healthcare, Education & Childcare - 0.6%
	49,109		ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.145% (LIBOR + 350 bps), 5/10/23			$48,756
	36,085		Gentiva Health Services, Inc., First Lien Term B Loan, 4.938% (LIBOR + 325 bps), 7/2/25			36,266
	48,509		KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.695% (LIBOR + 375 bps), 2/21/25			48,798
	97,995		Life Time Fitness, Inc., 2017 Refinancing Term Loan, 4.659% (LIBOR + 275 bps), 6/10/22			98,311
			Total Healthcare, Education & Childcare			$232,131
	Principal Amount USD ($)					Value
			Hotel, Gaming & Leisure - 0.1%
	41,416		1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 3.395% (LIBOR + 175 bps), 11/19/26			$41,475
			Total Hotel, Gaming & Leisure			$41,475
			Insurance - 0.3%
	45,540		Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 4.645% (LIBOR + 300 bps), 11/3/24			$45,676
	33,653		Integro Parent, Inc., First Lien Initial Term Loan, 7.4% (LIBOR + 575 bps), 10/31/22			33,316
	49,121		USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 4.945% (LIBOR + 300 bps), 5/16/24			49,006
			Total Insurance			$127,998
			Leasing - 0.4%
	94,711		Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 3.408% (LIBOR + 175 bps), 1/15/25			$95,273
	73,688		IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 5.649% (LIBOR + 375 bps), 9/11/23			73,780
			Total Leasing			$169,053
			Manufacturing - 0.2%
	61,194		Aristocrat Leisure, Ltd., Term B-3 Loan, 3.577% (LIBOR + 175 bps), 10/19/24			$61,438
			Total Manufacturing			$61,438
			Media - 0.2%
	31,455		CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 3.926% (LIBOR + 225 bps), 1/15/26			$31,636
	49,375		CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, 4.176% (LIBOR + 250 bps), 4/15/27			49,684
			Total Media			$81,320
			Metals & Mining - 0.2%
	46,310		Atkore International, Inc., First Lien Initial Incremental Term Loan, 4.7% (LIBOR + 275 bps), 12/22/23			$46,577
	29,560		Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 3.909% (LIBOR + 225 bps), 1/24/27			29,621
			Total Metals & Mining			$76,198
			Professional & Business Services - 0.3%
	98,250		Lamar Media Corp., Term B Loan, 5.5% (PRIME + 75 bps), 3/14/25			$98,414
			Total Professional & Business Services			$98,414
			Securities & Trusts - 0.2%
	63,619		Stonepeak Lonestar Holdings LLC, Initial Term Loan, 6.336% (LIBOR + 450 bps), 10/19/26			$62,823
			Total Securities & Trusts			$62,823
			Telecommunications - 0.3%
	18,342		Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 3.395% (LIBOR + 175 bps), 2/15/24			$18,398
	97,741		Sprint Communications, Inc., Initial Term Loan, 4.188% (LIBOR + 250 bps), 2/2/24			96,550
			Total Telecommunications			$114,948
			Utilities - 0.1%
	28,449		Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 3.4% (LIBOR + 175 bps), 12/31/25			$28,653
			Total Utilities			$28,653
			TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
			(Cost $2,207,367)			$2,195,285
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.7% of Net Assets
	17,433		Fannie Mae, 3.0%, 5/1/31			$18,167
	34,233		Fannie Mae, 3.0%, 2/1/43			35,658
	23,125		Fannie Mae, 3.0%, 3/1/43			24,088
	22,361		Fannie Mae, 3.0%, 5/1/43			23,338
	25,369		Fannie Mae, 3.0%, 5/1/43			26,248
	25,594		Fannie Mae, 3.0%, 6/1/45			26,713
	19,255		Fannie Mae, 3.0%, 9/1/46			19,884
	38,262		Fannie Mae, 3.0%, 10/1/46			39,511
	54,072		Fannie Mae, 3.0%, 11/1/46			55,837
	37,423		Fannie Mae, 3.0%, 1/1/47			39,165
	30,411		Fannie Mae, 3.0%, 3/1/47			31,403
	38,067		Fannie Mae, 3.5%, 6/1/42			40,597
	98,514		Fannie Mae, 3.5%, 9/1/42			104,221
	91,619		Fannie Mae, 3.5%, 5/1/44			96,515
	25,887		Fannie Mae, 3.5%, 2/1/45			27,687
	69,230		Fannie Mae, 3.5%, 2/1/45			74,412
	16,632		Fannie Mae, 3.5%, 6/1/45			17,510
	12,733		Fannie Mae, 3.5%, 8/1/45			13,341
	32,518		Fannie Mae, 3.5%, 8/1/45			34,070
	17,136		Fannie Mae, 3.5%, 9/1/45			18,419
	51,634		Fannie Mae, 3.5%, 9/1/45			54,004
	75,953		Fannie Mae, 3.5%, 10/1/45			80,094
	15,903		Fannie Mae, 3.5%, 1/1/46			16,658
	17,297		Fannie Mae, 3.5%, 7/1/46			18,054
	28,959		Fannie Mae, 3.5%, 9/1/46			30,243
	56,409		Fannie Mae, 3.5%, 12/1/46			58,788
	28,999		Fannie Mae, 3.5%, 1/1/47			30,582
	36,334		Fannie Mae, 3.5%, 1/1/47			38,743
	Principal Amount USD ($)					Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	37,437		Fannie Mae, 3.5%, 1/1/47			$39,014
	29,218		Fannie Mae, 4.0%, 10/1/40			31,920
	59,190		Fannie Mae, 4.0%, 1/1/42			63,669
	11,949		Fannie Mae, 4.0%, 2/1/42			12,851
	20,898		Fannie Mae, 4.0%, 5/1/42			22,444
	33,020		Fannie Mae, 4.0%, 11/1/43			35,809
	11,605		Fannie Mae, 4.0%, 10/1/44			12,220
	60,738		Fannie Mae, 4.0%, 11/1/44			64,790
	45,871		Fannie Mae, 4.0%, 10/1/45			48,531
	37,710		Fannie Mae, 4.0%, 12/1/45			40,225
	27,547		Fannie Mae, 4.0%, 6/1/46			29,285
	26,191		Fannie Mae, 4.0%, 8/1/46			27,769
	15,039		Fannie Mae, 4.0%, 11/1/46			15,887
	19,665		Fannie Mae, 4.0%, 11/1/46			20,793
	113,478		Fannie Mae, 4.0%, 1/1/47			119,780
	18,828		Fannie Mae, 4.0%, 4/1/47			20,166
	28,675		Fannie Mae, 4.0%, 4/1/47			30,298
	30,280		Fannie Mae, 4.0%, 4/1/47			32,348
	19,322		Fannie Mae, 4.0%, 6/1/47			20,418
	55,813		Fannie Mae, 4.0%, 6/1/47			58,940
	15,540		Fannie Mae, 4.0%, 7/1/47			16,407
	26,734		Fannie Mae, 4.0%, 8/1/47			28,030
	35,535		Fannie Mae, 4.0%, 12/1/47			37,451
	109,844		Fannie Mae, 4.0%, 4/1/48			115,093
	7,625		Fannie Mae, 4.0%, 9/1/49			7,964
	54,433		Fannie Mae, 4.0%, 10/1/49			56,945
	10,235		Fannie Mae, 4.5%, 4/1/41			11,186
	7,786		Fannie Mae, 4.5%, 5/1/41			8,609
	20,805		Fannie Mae, 4.5%, 11/1/43			22,497
	25,398		Fannie Mae, 4.5%, 2/1/44			27,444
	30,232		Fannie Mae, 4.5%, 2/1/44			32,710
	22,670		Fannie Mae, 4.5%, 5/1/46			24,294
	23,752		Fannie Mae, 4.5%, 2/1/47			25,235
	24,118		Fannie Mae, 5.0%, 8/1/31			26,037
	10,884		Fannie Mae, 5.0%, 6/1/40			12,054
	7,046		Fannie Mae, 5.5%, 10/1/35			7,901
	10,671		Federal Home Loan Mortgage Corp., 3.0%, 9/1/42			11,143
	12,683		Federal Home Loan Mortgage Corp., 3.0%, 1/1/43			13,244
	25,435		Federal Home Loan Mortgage Corp., 3.0%, 2/1/43			26,563
	28,474		Federal Home Loan Mortgage Corp., 3.0%, 4/1/43			29,657
	47,763		Federal Home Loan Mortgage Corp., 3.0%, 4/1/43			49,881
	13,340		Federal Home Loan Mortgage Corp., 3.0%, 5/1/43			13,894
	18,949		Federal Home Loan Mortgage Corp., 3.0%, 9/1/46			19,578
	19,592		Federal Home Loan Mortgage Corp., 3.0%, 12/1/46			20,242
	57,960		Federal Home Loan Mortgage Corp., 3.0%, 2/1/47			59,883
	13,174		Federal Home Loan Mortgage Corp., 3.5%, 10/1/42			14,057
	69,121		Federal Home Loan Mortgage Corp., 3.5%, 6/1/45			73,747
	86,550		Federal Home Loan Mortgage Corp., 3.5%, 11/1/45			91,315
	14,110		Federal Home Loan Mortgage Corp., 3.5%, 3/1/46			14,765
	62,503		Federal Home Loan Mortgage Corp., 3.5%, 7/1/46			67,111
	26,086		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46			27,609
	70,422		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46			74,486
	86,270		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46			92,043
	54,810		Federal Home Loan Mortgage Corp., 3.5%, 12/1/46			58,478
	80,065		Federal Home Loan Mortgage Corp., 4.0%, 1/1/44			85,684
	131,074		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44			139,894
	10,306		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44			11,000
	16,475		Federal Home Loan Mortgage Corp., 4.0%, 1/1/46			17,572
	24,869		Federal Home Loan Mortgage Corp., 4.0%, 2/1/46			26,496
	16,260		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			17,272
	18,183		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			19,487
	32,723		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			34,616
	37,465		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			40,146
	72,475		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			76,352
	82,374		Federal Home Loan Mortgage Corp., 4.0%, 5/1/47			86,504
	156,001		Federal Home Loan Mortgage Corp., 4.0%, 10/1/47			164,845
	112,943		Federal Home Loan Mortgage Corp., 4.0%, 12/1/47			119,240
	101,992		Federal Home Loan Mortgage Corp., 4.0%, 7/1/49			106,835
	36,283		Federal Home Loan Mortgage Corp., 4.0%, 9/1/49			38,098
	32,745		Federal Home Loan Mortgage Corp., 4.5%, 6/1/41			35,811
	48,034		Federal Home Loan Mortgage Corp., 4.5%, 5/1/47			51,162
	16,017		Federal Home Loan Mortgage Corp., 4.5%, 7/1/49			16,998
	15,497		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38			17,195
	18,072		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38			20,053
	2,693		Federal Home Loan Mortgage Corp., 5.0%, 5/1/39			2,983
	5,734		Federal Home Loan Mortgage Corp., 5.0%, 12/1/39			6,368
	9,967		Federal Home Loan Mortgage Corp., 6.0%, 8/1/37			11,087
	14,113		Federal Home Loan Mortgage Corp., 6.5%, 1/1/38			16,856
	Principal Amount USD ($)					Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	23,204		Federal Home Loan Mortgage Corp., 6.5%, 4/1/38			$26,316
	39,957		Government National Mortgage Association I, 3.5%, 11/15/41			42,087
	7,707		Government National Mortgage Association I, 3.5%, 10/15/42			8,116
	24,900		Government National Mortgage Association I, 3.5%, 8/15/46			25,905
	27,431		Government National Mortgage Association I, 4.0%, 4/15/45			29,636
	38,065		Government National Mortgage Association I, 4.0%, 6/15/45			41,131
	21,711		Government National Mortgage Association I, 4.5%, 1/15/40			23,887
	17,617		Government National Mortgage Association I, 4.5%, 9/15/40			19,302
	6,884		Government National Mortgage Association I, 4.5%, 10/15/40			7,527
	15,487		Government National Mortgage Association I, 4.5%, 7/15/41			16,935
	25,864		Government National Mortgage Association II, 3.0%, 9/20/46			26,845
	23,092		Government National Mortgage Association II, 4.5%, 9/20/41			25,067
	47,616		Government National Mortgage Association II, 4.5%, 9/20/44			50,455
	14,417		Government National Mortgage Association II, 4.5%, 10/20/44			15,575
	30,567		Government National Mortgage Association II, 4.5%, 11/20/44			33,022
	94,491		Government National Mortgage Association II, 4.5%, 4/20/48			100,054
	500,000(f)		U.S. Treasury Bills, 2/25/20			499,557
	500,000(f)		U.S. Treasury Bills, 3/10/20			499,243
	207,000		U.S. Treasury Bonds, 3.0%, 2/15/49			252,087
	394,242		U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47			454,662
	244,242		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46			287,891
	432,857		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48			516,170
	236,117		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49			283,732
	107,000		U.S. Treasury Note, 2.625%, 2/15/29			117,144
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $7,208,970)			$7,623,560
			TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 94.9%
			(Cost $37,319,096)			$38,572,319
	Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
		AFFILIATED ISSUER - 2.4%
		CLOSED-END FUND - 2.4% of Net Assets
	114,057(l)	Pioneer ILS Interval Fund	$ 62,925	$ –	$(53,607)	$951,239
			TOTAL CLOSED-END FUND
		(Cost $1,108,478)				$951,239
			TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.4%
			(Cost $1,108,478)			$951,239
			OTHER ASSETS AND LIABILITIES - 2.7%			$1,115,807
			NET ASSETS - 100.0%			$40,639,365

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
EUAMDB	Euribor ICE Swap Rate.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
PRIME	U.S. Federal Funds Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2020, the value of these securities amounted to $7,947,281, or 19.6% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2020.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2020.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2020.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Securities are restricted as to resale.
(h)	Issued as preference shares.
(i)	Non-income producing security.
(j)	Issued as participation notes.
(k)	Consists of Revenue Bonds unless otherwise indicated.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc. (the “Adviser”).

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	190,319	USD	(130,537)	Bank of America NA	2/27/20	$(3,050)
TRY	1,208,333	ZAR	(3,038,621)	Bank of America NA	2/4/20	(709)
BRL	410,000	USD	(97,728)	Citibank NA	2/26/20	(2,144)
CZK	11,566,647	USD	(506,744)	Citibank NA	2/27/20	1,570
AUD	1,196,495	NZD	(1,247,779)	Goldman Sachs International	2/25/20	(5,425)
BRL	400,000	USD	(95,265)	Goldman Sachs International	2/26/20	(2,013)
COP	639,775,000	USD	(188,609)	Goldman Sachs International	2/25/20	(1,740)
USD	576,995	MXN	(11,015,402)	Goldman Sachs International	2/27/20	(4,844)
EUR	386,226	GBP	(326,359)	HSBC Bank USA NA	3/2/20	(2,166)
AUD	1,200,000	USD	(829,382)	JPMorgan Chase Bank NA	2/27/20	(25,545)
CHF	410,894	USD	(423,741)	JPMorgan Chase Bank NA	2/27/20	3,336
EUR	4,151,596	USD	(4,585,893)	JPMorgan Chase Bank NA	2/26/20	22,987
INR	16,386,000	USD	(230,335)	JPMorgan Chase Bank NA	2/25/20	(1,807)
NOK	5,314,802	USD	(588,229)	JPMorgan Chase Bank NA	2/27/20	(10,142)
SEK	3,582,370	USD	(374,880)	JPMorgan Chase Bank NA	2/27/20	(2,147)
USD	290,870	GBP	(222,307)	JPMorgan Chase Bank NA	2/27/20	(2,726)
CAD	1,064,000	USD	(799,924)	Morgan Stanley	2/4/20	4,066
JPY	453,009,838	USD	(4,158,158)	State Street Bank & Trust Co.	2/27/20	27,237
USD	2,293,094	EUR	(2,055,000)	State Street Bank & Trust Co.	2/26/20	11,743
USD	23,539	JPY	(2,581,079)	State Street Bank & Trust Co.	2/27/20	(307)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$6,174

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
11	Australia 10-Year Bond	3/16/20	$1,073,970	$1,089,276	$15,306
6	Canada 10-Year Bond	3/20/20	634,683	644,567	9,884
5	Euro BUXL 30 Year Bond	3/6/20	1,126,661	1,169,124	42,463
4	Euro-Bund	3/6/20	762,874	776,267	13,393
1	U.S. Ultra Bond (CBT)	3/20/20	187,813	193,688	5,875
			$3,786,001	$3,872,922	$86,921

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
17	Euro-Bobl	3/6/20	$2,526,184	$2,543,713	$(17,528)
1	U.S. 5 Year Note (CBT)	3/31/20	119,023	120,320	(1,297)
24	U.S. 10 Year Note (CBT)	3/20/20	3,109,484	3,159,750	(50,266)
25	U.S. 10 Year Ultra	3/20/20	3,563,445	3,641,406	(77,961)
6	U.S. Long Bond (CBT)	3/20/20	955,711	981,187	(25,477)
			$10,273,847	$10,446,376	$(172,529)
TOTAL FUTURES CONTRACTS			$(6,487,846)	$(6,573,454)	$(85,608)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	$306,021	$–	$–	$306,021
Asset Backed Securities	–	174,431	–	174,431
Collateralized Mortgage Obligations	–	2,668,910	–	2,668,910
Corporate Bonds	–	15,930,416	–	15,930,416
Foreign Government Bonds	–	9,569,715	–	9,569,715
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	48,570	48,570
Municipal Bonds	–	55,411	–	55,411
Senior Secured Floating Rate Loan Interests	–	2,195,285	–	2,195,285
U.S. Government and Agency Obligations	–	7,623,560	–	7,623,560
Affiliated Closed-End Fund	–	951,239	–	951,239
Total Investments in Securities	$306,021	$39,168,967	$48,570	$39,523,558
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$–	$6,174	$–	$6,174
Net unrealized depreciation on futures contracts	(85,608)	–	–	(85,608)
Total Other Financial Instruments	$(85,608)	$6,174	$–	$(79,434)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Collateralized Mortgage Obligations	Insurance- Linked Securities	Total
Balance as of 10/31/19	$100,000	$50,918	$150,918
Realized gain (loss)	–	–	--
Change in unrealized appreciation (depreciation)	–	1,078	1,078
Accrued discounts/premiums	–	–	--
Purchases	–	40,533	40,533
Sales	(100,000)	(43,959)	(143,959)
Transfers in to Level 3*	–	–	--
Transfers out of Level 3*	–	–	--
Balance as of 1/31/20	$–	$48,570	$48,570
*	Transfers are calculated on the beginning of period value. For three months ended January 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2020: $1,078.